Investments (Credit Quality of Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 41,512	$ 38,497
% of Total	100.00%	100.00%
Estimated Fair Value	$ 41,817	$ 39,377
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 37,851	$ 34,678
% of Total	91.20%	90.10%
Estimated Fair Value	$ 38,237	$ 35,606
% of Total	91.50%	90.40%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 3,246	$ 3,144
% of Total	7.80%	8.20%
Estimated Fair Value	$ 3,185	$ 3,119
% of Total	7.60%	7.90%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 195	$ 0
% of Total	0.50%	0.00%
Estimated Fair Value	$ 182	$ 0
% of Total	0.40%	0.00%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 220	$ 675
% of Total	0.50%	1.70%
Estimated Fair Value	$ 213	$ 652
% of Total	0.50%	1.70%
Greater than 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 39,424	$ 36,607
Greater than 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	36,067	33,330
Greater than 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,044	2,940
Greater than 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	195	0
Greater than 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	118	337
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,104	1,163
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,077	910
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	138
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	27	115
Less than 1.00x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	984	727
Less than 1.00x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	707	438
Less than 1.00x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	202	66
Less than 1.00x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
Less than 1.00x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 75	$ 223